Debt, cash and cash equivalents and lease liabilities - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financial Instruments [Abstract]
Long-term debt	€ 14,857	€ 17,123	€ 19,745	[1]
Short-term debt and current portion of long-term debt	4,174	3,183	2,767	[1]
Interest rate and currency derivatives used to manage debt	187	(56)	119
Total debt	19,218	20,250	22,631		€ 24,568
Cash and cash equivalents	(12,736)	(10,098)	(13,915)	[2],[3]	(9,427)	[2]
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt	€ 6,437	9,983	8,790
Lease liabilities		€ 2,181	€ 2,108		€ 1,163

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.